Earnings per Unit (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator [Abstract]
Net income (loss)	$ (11,591)	$ (4,380)	$ 2,589	$ (105)	$ 21,951
Undistributed net loss	(12,886)	(5,446)	435	(2,125)	20,229
Class A Units [Member]
Numerator [Abstract]
Net income (loss)	(11,352)	(4,555)	1,179	(1,162)	17,145
Cumulative dividends	391	421	855	780	722
Undistributed net loss	$ (11,743)	$ (4,976)	$ 324	$ (1,942)	$ 16,423
Denominator [Abstract]
Weighted average units outstanding, basic (in shares)	7,725	7,725	7,725	7,725	7,725
Weighted average units outstanding, diluted (in shares)	7,725	7,725	7,725	7,725	7,725
Loss per unit, basic (in dollars per share)	$ (1,469)	$ (590)	$ 153	$ (150)	$ 2,219
Loss per unit, diluted (in dollars per share)	$ (1,469)	$ (590)	$ 153	$ (150)	$ 2,219
Class A-1 Units [Member]
Numerator [Abstract]
Net income (loss)	$ (566)	$ 175	$ 1,330	$ 1,057	$ 2,284
Cumulative dividends	577	645	1,299	1,240	1,000
Undistributed net loss	$ (1,143)	$ (470)	$ 31	$ (183)	$ 1,284
Denominator [Abstract]
Weighted average units outstanding, basic (in shares)	752	730	730	730	604
Weighted average units outstanding, diluted (in shares)	752	730	730	730	604
Loss per unit, basic (in dollars per share)	$ (753)	$ 239	$ 1,821	$ 1,447	$ 3,782
Loss per unit, diluted (in dollars per share)	$ (753)	$ 239	$ 1,821	$ 1,447	$ 3,782
Class B Units [Member]
Numerator [Abstract]
Undistributed net loss	$ 0	$ 0	$ 80	$ 0	$ 2,522
Class C Units [Member]
Numerator [Abstract]
Net income (loss)	327	0
Cumulative dividends	327	0
Undistributed net loss	$ 0	$ 0
Denominator [Abstract]
Number of potentially dilutive shares (in shares)	2,837